Schedule of Realized Capital Gains (Losses) by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 106,627	$ (20,554)	$ 66,332
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,389	(1,306)	5,436
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	40,780	(16,364)	799
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses		466	1,128
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	5,383	(3,895)	6,451
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	59,087	638	52,506
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ (12)	$ (93)	$ 12